Expense Example	Jul. 25, 2025 USD ($)
T. Rowe Price Credit Opportunities Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	491
Expense Example, with Redemption, 10 Years	1,120
T. Rowe Price Credit Opportunities Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	378
Expense Example, with Redemption, 10 Years	894
T. Rowe Price Credit Opportunities Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	495
Expense Example, with Redemption, 5 Years	1,127
Expense Example, with Redemption, 10 Years	$ 2,832